Basis of Presentation of the Consolidated Financial Statements - COVID-19 Impact And Response (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Currency [Line Items]
Increase (decrease) in consolidated revenue, percentage	(11.00%)
Increase (decrease) in operating income, percentage	(8.80%)
Increase (decrease) in capital expenditures	(33.30%)
Increase (decrease) in equity due to depreciation of euro to major currencies	€ (5,801)
Impairment loss recognised in other comprehensive income, property, plant and equipment	275
Reversal of deferred tax assets	101
Telefónica Argentina
Currency [Line Items]
Reversal of deferred tax liabilities associated with hyperinflation	94
Telefónica Argentina
Currency [Line Items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		€ 206
Impairment loss recognised in other comprehensive income, property, plant and equipment	269
Service concession arrangements and licenses | Telefónica Argentina
Currency [Line Items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	106
Telefónica Argentina
Currency [Line Items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	€ 519	€ 206
Brazilian real
Currency [Line Items]
Variation of closing exchange rate (12/31/2020 vs 12/31/2019)	(29.00%)
Variation of average exchange rate (2020 vs 2019)	(24.10%)
Pound sterling
Currency [Line Items]
Variation of closing exchange rate (12/31/2020 vs 12/31/2019)	(5.20%)
Variation of average exchange rate (2020 vs 2019)	(1.30%)
PEN
Currency [Line Items]
Variation of closing exchange rate (12/31/2020 vs 12/31/2019)	(16.20%)
Variation of average exchange rate (2020 vs 2019)	(6.10%)
ARS
Currency [Line Items]
Variation of closing exchange rate (12/31/2020 vs 12/31/2019)	(34.80%)
Variation of average exchange rate (2020 vs 2019)	(34.80%)
CLP
Currency [Line Items]
Variation of closing exchange rate (12/31/2020 vs 12/31/2019)	(3.60%)
Variation of average exchange rate (2020 vs 2019)	(12.90%)
Colombian Peso
Currency [Line Items]
Variation of closing exchange rate (12/31/2020 vs 12/31/2019)	(12.60%)
Variation of average exchange rate (2020 vs 2019)	(12.60%)
MXN
Currency [Line Items]
Variation of closing exchange rate (12/31/2020 vs 12/31/2019)	(13.30%)
Variation of average exchange rate (2020 vs 2019)	(11.50%)